Related-Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Compensation of key management personnel, post-employment benefits	¥ 0	¥ 0	¥ 0
Compensation of key management personnel, other long-term benefits	0	0	0
Compensation of key management personnel, termination benefits	0	0	¥ 0
Associates [member]
Disclosure of transactions between related parties [line items]
Financial guarantees provided by related party	313,115	482,991
Associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Loan commitments to associates and joint ventures	¥ 1,297,512	¥ 1,195,073